Other Long-Term Assets (Details) - Schedule of other long-term assets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of other long-term assets [Abstract]
Unbilled receivables	$ 1,902	$ 1,642
Rent deposits	2,083	2,077
Other	268	447
Total other long term assets	$ 4,253	$ 4,166